TRADE RECEIVABLES (Schedule of Trade Receivables) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statement Line Items [Line Items]
Trade receivables | ¥		¥ 622	¥ 3,956
Less: Provision for impairment | ¥
Total of trade receivables | ¥		¥ 622	¥ 3,956
USD [Member]
Statement Line Items [Line Items]
Trade receivables | $	$ 88
Less: Provision for impairment | $
Total of trade receivables | $	$ 88